Vanguard Bond Funds
Supplement Dated May 29, 2020, to the Prospectus and Summary Prospectus Dated May 29, 2020
Important Change to Vanguard GNMA Fund

Effective June 30, 2020, Michael F. Garrett will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard GNMA Fund.
Brian Conroy and Joseph F. Marvan, who currently serve as portfolio managers with Mr. Garrett, will remain as the portfolio managers of the Fund upon Mr. Garrett's retirement.
The Fund's investment objective, strategies, and policies will remain unchanged.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 036A 052020

Vanguard Fixed Income Securities Funds
Supplement Dated May 29, 2020, to the Statement of Additional Information Dated May 29, 2020
Important Change to Vanguard GNMA Fund
Effective June 30, 2020, Michael F. Garrett will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard GNMA Fund.
Brian Conroy and Joseph F. Marvan, who currently serve as portfolio managers with Mr. Garrett, will remain as the portfolio managers of the Fund upon Mr. Garrett's retirement.
The Fund's investment objective, strategies, and policies will remain unchanged.
© 2020 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028B 052020